Supplement dated January 31, 2024
to the Prospectus and Summary Prospectuses, each as supplemented, of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2023
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2023
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2023
Columbia Capital Allocation Conservative Portfolio	6/1/2023
Columbia Capital Allocation Moderate Portfolio	6/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectuses.
The portfolio manager information under the heading “Fund Management” in each Summary Prospectus and in the "Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Dan Boncarosky, CFA	Senior Portfolio Manager and Head of Multi-Asset Strategy	Lead Portfolio Manager	2017
Thomas Nakamura	Portfolio Manager	Portfolio Manager	2022
Juno Chen, CFA	Senior Portfolio Manager	Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Funds” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Dan Boncarosky, CFA	Senior Portfolio Manager and Head of Multi-Asset Strategy	Lead Portfolio Manager	2017
Thomas Nakamura	Portfolio Manager	Portfolio Manager	2022
Juno Chen, CFA	Senior Portfolio Manager	Portfolio Manager	January 2024
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
Mr. Nakamura joined the Investment Manager in 2018. Prior to joining the Investment Manager, he was a research analyst for Fisher Investments. Mr. Nakamura began his investment career in 2011 and earned a B.A. in Economics with a minor in Statistics from Swarthmore College.
Ms. Chen joined the Investment Manager in 2023. Prior to joining the Investment Manager, she was a global portfolio manager at Dimensional Fund Advisors Pte. Ltd. in Singapore. Ms. Chen began her investment career in 2010 and earned a bachelor of economics degree from Shanghai Jiao Tong University and a Master of Finance degree from M.I.T. Sloan School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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